UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 57347

John Hancock Financial Trends Fund, Inc.
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Financial Trends Fund, Inc.

9.30.2006 Quarterly Portfolio Holdings

John Hancock

JOHN HANCOCK FUNDS

John Hancock
Financial Trends Fund, Inc.
Securities owned by the Fund on

September 30, 2006 (unaudited)

Issuer	Shares	Value
Common stocks 95.72%		$82,839,410

(Cost $41,669,689)

Asset Management & Custody Banks 9.22%		7,991,611

Affiliated Managers Group, Inc. (I)(L)	16,700	1,671,837
Bank of New York Co., Inc. (The)	24,000	846,240
Eaton Vance Corp.	20,000	577,200
Franklin Resources, Inc.	11,500	1,216,125
Legg Mason, Inc.	15,650	1,578,459
Northern Trust Corp.	5,000	292,150
State Street Corp.	29,000	1,809,600

Consumer Finance 0.82%		707,940

Capital One Financial Corp.	9,000	707,940

Diversified Banks 8.89%		7,695,554

HSBC Holdings Plc, American Depositary Receipt (United Kingdom)	5,500	503,415
U.S. Bancorp.	67,500	2,242,350
Wachovia Corp.	45,653	2,547,437
Wells Fargo & Co.	66,400	2,402,352

Diversified Capital Markets 0.69%		593,100

UBS AG (Switzerland)	10,000	593,100

Insurance Brokers 0.60%		516,602

Marsh & McLennan Cos., Inc.	10,000	281,500
National Financial Partners Corp.	5,730	235,102

Investment Banking & Brokerage 7.62%		6,597,241

Goldman Sachs Group, Inc. (The)	3,500	592,095
Lehman Brothers Holdings, Inc.	22,000	1,624,920
Merrill Lynch & Co., Inc.	22,000	1,720,840
Morgan Stanley	7,750	565,052
Raymond James Financial, Inc.	59,925	1,752,207
TD Ameritrade Holding Corp.	18,150	342,127

Life & Health Insurance 5.38%		4,656,787

AFLAC, Inc.	25,000	1,144,000
Prudential Financial, Inc.	28,510	2,173,887
StanCorp Financial Group, Inc.	30,000	1,338,900

Multi-Line Insurance 3.81%		3,297,388

American International Group, Inc.	17,000	1,126,420
Genworth Financial, Inc. (Class A)	15,550	544,405
Hartford Financial Services Group, Inc. (The)	18,750	1,626,563

John Hancock
Financial Trends Fund, Inc.
Securities owned by the Fund on

September 30, 2006 (unaudited)

Other Diversified Financial Services 9.66%		8,359,297

Bank of America Corp.	76,008	4,071,749
Citigroup, Inc.	46,650	2,317,106
JPMorgan Chase & Co.	41,960	1,970,442

Property & Casualty Insurance 3.27%		2,831,567

Ambac Financial Group, Inc.	7,000	579,250
Assured Guaranty Ltd. (Bermuda)	22,650	587,315
Axis Capital Holdings Ltd. (Bermuda)	11,500	398,935
ProAssurance Corp. (I)	17,615	868,067
Republic Companies Group, Inc.	20,000	398,000

Regional Banks 40.09%		34,691,741

Alabama National Bancorp.	9,500	648,375
Ameris Bancorp.	21,480	584,471
BancorpSouth, Inc.	34,167	948,476
BB&T Corp.	38,382	1,680,364
BOK Financial Corp.	26,776	1,408,418
Capital City Bank Group, Inc.	26,327	818,770
City National Corp.	18,550	1,243,963
Colonial BancGroup, Inc. (The)	44,112	1,080,744
Commerce Bancshares, Inc.	17,497	884,823
Commercial Bankshares, Inc.	35,551	1,268,104
Compass Bancshares, Inc.	23,025	1,311,965
Fifth Third Bancorp.	9,100	346,528
First Bancorp. of North Carolina	18,532	377,682
First Charter Corp.	37,000	890,220
First Horizon National Corp.	20,580	782,246
Hancock Holding Co.	10,000	535,500
LSB Bancshares, Inc.	56,512	963,530
M&T Bank Corp.	6,500	779,740
Marshall & Ilsley Corp.	15,750	758,835
National City Corp.	14,000	512,400
North Fork Bancorp., Inc.	20,000	572,800
Peoples BancTrust Co., Inc. (The)	52,800	995,280
Pinnacle Financial Partners, Inc. (I)	75,000	2,685,000
PNC Financial Services Group, Inc. (The)	19,150	1,387,226
Provident Bankshares Corp.	20,156	746,780
Seacoast Banking Corp. of Florida	69,520	2,099,504
Summit Bancshares, Inc.	18,600	523,032
SunTrust Banks, Inc.	25,556	1,974,968
SVB Financial Group (I)	22,500	1,004,400
Synovus Financial Corp.	20,100	590,337
TCF Financial Corp.	40,150	1,055,543
Trustmark Corp.	4,600	144,578
Whitney Holding Corp.	14,300	511,511
Zions Bancorp.	32,272	2,575,628

Reinsurance 0.76%		654,916

Max Re Capital Ltd. (Bermuda)	14,600	335,216
RenaissanceRe Holdings Ltd. (Bermuda)	5,750	319,700

John Hancock
Financial Trends Fund, Inc.
Securities owned by the Fund on

September 30, 2006 (unaudited)

Specialized Finance 0.38%			324,848

CIT Group, Inc.		6,680	324,848
Thrifts & Mortgage Finance 4.53%			3,920,818

Countrywide Financial Corp.		15,150	530,856
First Financial Holdings, Inc.		40,500	1,385,910
Hudson City Bancorp., Inc.		39,150	518,737
South Street Financial Corp.		95,000	855,000
Washington Mutual, Inc.		14,500	630,315

	Interest	Par value
Issuer, description, maturity date	rate (%)	(000)	Value
Short-term investments 4.28%			$3,704,658

(Cost $3,704,658)

Certificates of Deposit 0.01%			15,011

Deposits in mutual banks		$15	15,011

Joint Repurchase Agreement 2.33%			2,013,000

Investment in a joint repurchase agreement transaction with
Cantor Fitzgerald, LP — Dated 9-29-06 due 10-02-06 (secured
by U.S. Treasury Bond 8.125% due 8-15-19, U.S. Treasury Inflation
Indexed Bond 2.000% due 1-15-26 and U.S. Treasury Inflation
Indexed Notes 1.875% due 7-15-13, 2.000% due 1-15-16 and 3.000%
due 7-15-12)	5.100	2,013	2,013,000

		Shares
Cash Equivalents 1.94%			1,676,647

AIM Cash Investment Trust (T)		1,676,647	1,676,647

Total investments (Cost $45,374,347) 100.00%			$86,544,068

John Hancock
Financial Trends Fund, Inc.
Footnotes to Schedule of Investments
September 30, 2006 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of September 30, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on September 30, 2006, including short-term investments, was $45,374,347. Gross unrealized appreciation and depreciation of investments aggregated $41,353,587 and $183,866, respectively, resulting in net unrealized appreciation of $41,169,721.

Footnotes to Schedule of Investments - Page 1

For more information

Directors
Franklin C. Golden
Robert G. Freedman
Russell J. Page
Fred G. Steingraber
Donald R. Tomlin
H. Hall Ware, III

Officers
Franklin C. Golden
Chairman

Barry H. Evans
President

James K. Schmidt
Vice President

Lisa A. Welch
Vice President

Alfred P. Ouellette
Corporate Secretary

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent and registrar
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Fund counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Independent directors' counsel
Kilpatrick Stockton LLP
1100 Peachtree Street
Atlanta, Georgia 30309-4530

Stock symbol
Listed NASD: JHFT

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Financial Trends Fund, Inc..

PT0Q3 9/06
11/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Financial Trends Fund, Inc.

By: /s/ Barry H. Evans
-------------------------------------
Barry H. Evans
President

Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Barry H. Evans
-------------------------------------
Barry H. Evans
President

Date: November 29, 2006

By: /s/ William H. King
-------------------------------------
William H. King
Vice President

Date: November 29, 2006